Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Recognised on the balance sheet as:
Retirement benefit assets	£ 3,134	£ 1,714
Retirement benefit obligations	(234)	(245)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Fair value of scheme assets	49,299	51,127
Present value of funded obligations	(46,297)	(49,549)
Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	2,900	1,469
Recognised on the balance sheet as:
Retirement benefit assets	3,134	1,714
Retirement benefit obligations	(234)	(245)
Amount recognized | Net pension scheme asset
Defined benefit pension schemes:
Net defined benefit asset	3,002	1,578
Amount recognized | Other post-retirement schemes
Defined benefit pension schemes:
Net defined benefit asset	£ (102)	£ (109)